Investments in associates	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in associates [Text Block]

10. Investments in associates

	2023	2022
	$	$

Balance - January 1	319,763	125,354
Acquisitions	271	2,361
Disposals (i)	(127,931)	-
Share of income (loss), net (ii)	7,925	(2,438)
Share of other comprehensive loss	(6,795)	(1,368)
Net gain on ownership dilution	4,842	3,604
Loss on disposal (i)	(7,437)	-
(Loss) gain on deemed disposal (iii)	(3,057)	11,854
Transfers to other investments (Note 11) (iii)	(7,159)	(15,343)
Impairments (iv)	(64,771)	(2,361)
Investments in associates held by Osisko Development and deconsolidated on September 30, 2022 (Note 29)	-	(8,900)
Reclassification of the interest held in Osisko Development (Note 29)	-	207,000
Balance - December 31	115,651	319,763

(i) In December 2023, the Company disposed of its entire investment in Osisko Mining Inc. ("Osisko Mining").

(ii) The net share of income or loss is adjusted to the extent that management is aware of material events that affect the associates' net income or loss during the period.

(iii) In 2023 and 2022, the loss and gain on deemed disposals are related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over these investees.

(iv) In 2023, the Company recorded an impairment charge on its investments in associates of $64.8 million, including $64.5 million on its investment in Osisko Development. The impairment resulted from, amongst others, the significant decrease in Osisko Development's share price, the deterioration of market conditions and the general negative sentiment towards exploration and development companies. The Company estimated the recoverable amount of its investment at $115.7 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input. The Company estimated the cost of disposal using historical discounts and transaction fees for similar transactions.

Material investments

The financial information of the individually material associates is as follows and includes adjustments, where applicable, to the accounting policies of the associates to conform to those of the Company (in thousands of dollars):

	Osisko Development (i),(ii)		Osisko Mining (iii)
	2023	2022	2023	2022
	$	$	$	$

Current assets	96,409	168,104	n/a	175,012
Non-current assets	856,854	839,811	n/a	796,242
Current liabilities	58,019	53,275	n/a	28,244
Non-current liabilities	167,052	160,802	n/a	230,200
Revenues	43,944	47,801	n/a	-
Net loss	(108,675)	(184,016)	n/a	(2,947)
Other comprehensive (loss) income	(16,950)	14,927	n/a	(4,570)
Comprehensive loss	(125,625)	(169,089)	n/a	(7,517)

Carrying value of investment (iv)	115,651	207,000	n/a	99,714
Fair value of investment (iv)	128,333	192,334	n/a	175,082

(i) Information is for the reconstructed twelve months ended September 30, 2023 and 2022.

(ii) Osisko Development was deconsolidated and became a material associate on September 30, 2022 (Note 29).

(iii) The Osisko Mining investment was disposed in December 2023. Comparative figures are for the reconstructed twelve months ended September 30, 2022.

(iv) Based on the quoted share price on an active stock exchange as at December 31, 2023 and 2022.

Osisko Development Corp.

Osisko Development is a Canadian gold exploration and development company focused on the acquisition, exploration and development of precious metals resource properties in North America. The main projects held by Osisko Development are the Cariboo gold project ("Cariboo") in British Columbia, Canada, the San Antonio gold project ("San Antonio") in Sonora, Mexico, and the Tintic property ("Tintic") in Utah, United States. Osisko owns a 5% NSR royalty on Cariboo, a 15% gold and silver stream on San Antonio and a 2.5% metals stream on Tintic.

In November 2023, Osisko Development reported that its working capital position will not be sufficient to meet its obligations, commitments and forecasted expenditures up to the period ending September 30, 2024. While Management has been successful in securing financing in the past, there can be no assurance that it will be able to do so in the future or that these sources of funding or initiatives will be available to the company or that they will be available on terms which are acceptable to Osisko Development. If management is unable to obtain new funding, Osisko Development may be unable to continue its operations.

As at December 31, 2023, the Company held 33,333,366 common shares representing a 39.6% interest in Osisko Development (44.1% as at December 31, 2022).

Investments in immaterial associates

The Company has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information on these associates is as follows:

	2023	2022
	$	$
Aggregate amount of the Company's share of net loss	2,833	456
Aggregate amount of the Company's share of other comprehensive income	-	-
Aggregate carrying value of investments (i),(ii)	-	13,049
Aggregate fair value of investments (i),(ii)	-	6,676

(i) As at December 31, 2023 and 2022.

(ii) The carrying value and the fair value of the immaterial investments are deemed to be nil as they were fully impairment as of December 31, 2023.